Revenues from contracts with customers (Details Narrative)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 Number	Dec. 31, 2021 EUR (€) Number	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 GBP (£)
IfrsStatementLineItems [Line Items]
Revenues from technologies and services		€ 27,600,000	€ 11,800,000	€ 5,800,000
Third party products [member]
IfrsStatementLineItems [Line Items]
Products revenues		15,400,000	4,200,000	3,900,000
Products revenues increase		11,300,000	300,000
COVID [member]
IfrsStatementLineItems [Line Items]
Products revenues		253,300,000
Lyme Candidate Vaccine [member]
IfrsStatementLineItems [Line Items]
Revenues from technologies and services		14,300,000
IXIARO [member]
IfrsStatementLineItems [Line Items]
Products revenues		45,100,000	48,500,000	94,300,000
Product sales decrease		3,400,000	45,800,000
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Products revenues		2,400,000	13,300,000	€ 31,500,000
Product sales decrease		10,900,000	18,200,000
Lyme VLA15 [member]
IfrsStatementLineItems [Line Items]
Products revenues			€ 31,600,000
Chikungunya VLA1553 [member]
IfrsStatementLineItems [Line Items]
Products revenues		3,300,000
UK Authority [member]
IfrsStatementLineItems [Line Items]
Aggregate supply agreement		€ 408,300,000
Number of VLA2001 Doses under Terminated Agreement | Number		190,000,000
Number Of VLA 2001 Doses Ordered | Number	40,000,000
Recognized as revenue		€ 253,300,000
Refund liability		€ 166,900,000
UK Authority Second Half of 2021 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number		60,000,000
UK Authority 2022 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number		40,000,000
UK Authority 2023 to 2025 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Terminated Agreement | Number		90,000,000
United Kingdom, Pounds | UK Authority [member]
IfrsStatementLineItems [Line Items]
Aggregate supply agreement | £					£ 359,200,000